Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payroll-related liabilities	$ 986,691	$ 114,337
Other accrued expenses	270,881	602,594
Total accrued expenses	$ 1,257,572	$ 716,931